INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of income tax expense

	Year ended December 31, 2024	Two months ended December 31, 2024	Year ended October 31, 2023	Year ended October 31, 2022
	$	$	$	$
Current expense:
Federal	2,016,441	122,715	498,435	217,571
State	493,207	29,933	68,861	27,787
Adjustment to prior years provision versus statutory tax returns	-	6,827	273,994	-
Total current expense:	2,509,648	159,475	841,290	245,358
Deferred expense (benefit):
Federal	(635,630)	184,510	(1,354,696)	(990,452)
State	(178,193)	39,554	(389,828)	(350,374)
Change in unrecognized deductible temporary differences	-	-	1,274,166	1,340,826
Total deferred (benefit):	(813,823)	224,064	(470,358	-
Total income tax expense:	1,695,825	383,539	370,932	245,359

Schedule of income tax recovery

	Year ended December 31, 2024	Two months ended December 31, 2023	Year ended October 31, 2023	Year ended October 31, 2022
	$	$	$	$
Gain (Loss) from operations before taxes	(9,000,969)	1,055,966	(291,388)	665,309
Statutory tax rates	21.00%	27.37%	24.46%	27.25%
Expected income tax (recovery)	(1,890,203)	289,056	(71,275)	181,297
Change in statutory tax rates and FX rates	-	(2,030)	21,890	92,662
Share based compensation	(984,840)	-	-	-
State taxes, net of federal benefit	(354,760)	-	-	-
Nondeductible expenses	2,884,520	(180,803)	1,069,536	38,802)
Deferral adjustments	961,728	224,064	(1,189,931)	(1,374,372)
Change in unrecognized deductible temporary differences	-	-	1,274,166	1,340,826
Net operating loss	-	46,425	(1,323,949)	-
Fiscal year to calendar year adjustment	-	-	(316,501)	(33,856)
Adjustment to prior years provision versus statutory tax returns	-	6,827	273,994	-
Uncertain tax position	1,079,380	-	-	-
Total income tax expense:	1,695,825	383,539	370,932	245,358

Schedule of non-capital losses

	Year ended December 31, 2024	Two months ended December 31, 2024	Year ended October 31, 2023
	$	$	$
Property, plant and equipment	321,968	8,061	127,305
Allowance for doubtful accounts	137,096	-	-
Inventory	-	129,573	127,846
ROU Leases	249,862	(168,327)	(108,206)
Net Operating Loss Carryforward (federal)	-	274,831	318,614
Net Operating Loss Carryforward (state)	-	2,156	4,799
Deferred tax liabilities:	-	-	-
Inventory	(458,306)	-	-
ROU assets	-	-	-
Net deferred tax assets:	250,620	246,294	470,358

Schedule of uncertain tax position

$
Uncertain tax position inclusive of penalties and interest:
Balance - December 31, and October 31, 2023	-
Additions based on tax positions related to the current year	1,038,002
Interest and penalties recorded in income tax expense	41,378
Balance - December 31, 2024	1,079,380